May 1, 2017

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price GNMA Fund

  T. Rowe Price GNMA Fund—I Class

 File Nos.: 033-01041/811-4441

 T. Rowe Price Government Money Fund, Inc.

  T. Rowe Price Government Money Fund—I Class

 File Nos.: 002-54926/811-2603

 T. Rowe Price U.S. Treasury Funds, Inc.

  U.S. Treasury Intermediate Fund

  U.S. Treasury Intermediate Fund—I Class

  U.S. Treasury Long-Term Fund

  U.S. Treasury Long-Term Fund—I Class

  U.S. Treasury Money Fund

  U.S. Treasury Money Fund—I Class

 File Nos.: 033-30531/811-5860

Dear Mr. O’Connor:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the funds’ Statement of Additional Information (“SAI”) or prospectuses that were filed under Rule 485(b) on April 26, 2017, and April 27, 2017.

The prospectuses and SAI went effective automatically on May 1, 2017.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman